                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from October 1, 2006 to October 31, 2006

             Commission File Number of issuing entity: 333-131003-02

                       Ford Credit Auto Owner Trust 2006-B
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131003

                      Ford Credit Auto Receivables Two LLC
              (Exact name of depositor as specified in its charter)

                            Ford Motor Credit Company
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                 (State or other jurisdiction of incorporation
                     or organization of the issuing entity)

                                   41-6547775
                      (I.R.S. Employer Identification No.)

  C/O U.S. Bank Trust National Association
  300 Delaware Avenue, 9th Floor, Wilmington, Delaware                     19801
(Address of principal executive offices                               (Zip Code)
         of the issuing entity)

                                 (302) 552-3200
                     (Telephone number, including area code)

                  Registered/reporting pursuant to (check one)

                                                                  Name of exchange
Title of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))
--------------   -------------   -------------   -------------   ------------------
Class A-2a notes                                       x
Class A-2b notes                                       x
Class A-3 notes                                        x
Class A-4 notes                                        x
Class B notes                                          x
Class C notes                                          x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes   X   No
    -----    -----

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

     Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II OTHER INFORMATION

Item 9. Exhibits.

                                    EXHIBITS

Designation   Description
-----------   -----------
Exhibit 99    Ford Credit Auto Owner Trust 2006-B Monthly Investor Report

                                   SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorised.

                                        FORD CREDIT AUTO OWNER TRUST 2006-B
                                        (Issuing entity)

                                        By: Ford Motor Credit Company
                                            (Servicer)

Date: November 27, 2006
                                        /s/ Q. Gwynn Lam
                                        ----------------------------------------
                                        Q. Gwynn Lam
                                        Assistant Secretary

                                  EXHIBIT INDEX

Designation   Description
-----------   -----------
Exhibit 99    Ford Credit Auto Owner Trust 2006-B Monthly Investor Report